Property, plant and equipment - Narrative (Details) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 22, 2017	Jul. 31, 2016	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation					$ 829,684	$ 171,242	$ 140,649
Payments to acquire property, plant, and equipment			$ 1,824,831	$ 3,375,306	4,009,736	18,893,264	$ 934,495
Gross property, plant, and equipment			28,002,689		25,973,037	23,359,940
Construction in process
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment			2,010,705		6,091,265	$ 5,119,961
Atlantic Sea Smolt Plant
Property, Plant and Equipment [Line Items]
Payments to acquire property, plant, and equipment		$ 717,225
Rollo Bay farm site | Capital Addition Purchase Commitments
Property, Plant and Equipment [Line Items]
Long-term Purchase Commitment, Amount			374,000		785,000
Rollo Bay farm site | Construction in process
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment			1,700,000		5,700,000
Rollo Bay farm site | Buildings and Improvements and Equipment
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment			$ 5,200,000
Bell Fish Company, LLC Aquaculture Facility | Capital Addition Purchase Commitments
Property, Plant and Equipment [Line Items]
Long-term Purchase Commitment, Amount					122,000
Bell Fish Company, LLC Aquaculture Facility | Construction in process
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment					$ 2,600,000
Bell Fish Company, LLC Aquaculture Facility | Building
Property, Plant and Equipment [Line Items]
Payments to acquire property, plant, and equipment	$ 14,200,000